Material Accounting Policies - Effects of Inflation (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, threshold for recognition	100.00%
Mexico
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period	13.10%	17.60%	21.10%
Guatemala
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period	7.70%	15.70%	17.30%
Costa Rica
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period	(2.20%)	6.90%	9.50%
Panama
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period	1.90%	3.80%	6.70%
Colombia
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period	20.80%	30.00%	30.60%
Nicaragua
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period	11.50%	21.20%	26.30%
Argentina
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period	792.10%	1221.00%	815.60%
Brazil
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period	14.40%	16.00%	21.80%
Euro Zone
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period	7.50%	15.10%	18.00%
Chile
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period	12.40%	22.50%	25.60%
Peru
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period	6.90%	14.20%	19.20%
Ecuador
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period	3.80%	5.70%	7.20%
United States
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period	9.20%	13.20%	17.80%
Uruguay
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period	14.90%	20.10%	22.90%
Germany
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period	1.70%	8.50%	24.10%
Netherlands
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period	8.30%	15.50%	19.10%
Austria
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period	11.80%	18.70%	21.30%
Luxembourg
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period	21.60%	14.30%	17.30%
Switzerland
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period	(10.30%)	5.30%	6.20%